Property and Equipment (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) MWh item $ / shares	Dec. 31, 2022 USD ($) a GWh MWh item $ / shares	Dec. 31, 2021 USD ($) $ / shares
Property and Equipment [Line Items]
Number of miners to be purchased from Bitmain as per purchase agreement | item		5,130
Purchase price	$ 230,397
Proceeds from the sale of equipment	6,369
Loss on sale of equipment	(5,336)	$ 16,281
Gain on sale of equipment		16,300
Impairment of miners		55,544
Net income (loss)	$ (49,472)	$ (509,553)	$ (15,437)
Basic net income (loss) per share (in Dollars per share) | $ / shares	$ (0.28)	$ (3.65)	$ (0.17)
Diluted net income (loss) per share (in Dollars per share) | $ / shares	$ (0.28)	$ (3.65)	$ (0.17)
MicroBT Electronics Technology Co., LTD
Property and Equipment [Line Items]
Number of miners to be purchased from Bitmain as per purchase agreement | item	99,840
Purchase price	$ 453,400
Number of additional miners purchase option | item	265,000
Additional commitment amount	$ 270,400
2024	220,000
2025	50,400
Purchase of miners	$ 191,100
Midas Green Technologies, LLC
Property and Equipment [Line Items]
Purchase of immersion cooling systems | MWh	200
Purchase of additional immersion cooling systems | MWh	400
Purchase of miners	$ 31,200
Purchase Obligation, Remaining Commitment Due in the second quarter of 2024	21,100
Mr. Theriot | Management
Property and Equipment [Line Items]
Payments to acquire productive assets	$ 1,100
Miners and mining equipment
Property and Equipment [Line Items]
Impairment of miners		$ 55,500
Estimated useful lives property and equipment	2 years
M56S plus model miners | MicroBT Electronics Technology Co., LTD
Property and Equipment [Line Items]
Number of miners to be purchased from Bitmain as per purchase agreement | item	8,320
M56S plus plus model miners | MicroBT Electronics Technology Co., LTD
Property and Equipment [Line Items]
Number of miners to be purchased from Bitmain as per purchase agreement | item	22,684
M66 Model Miners | MicroBT Electronics Technology Co., LTD
Property and Equipment [Line Items]
Number of miners to be purchased from Bitmain as per purchase agreement | item	20,778
M66S Model Miners | MicroBT Electronics Technology Co., LTD
Property and Equipment [Line Items]
Number of miners to be purchased from Bitmain as per purchase agreement | item	48,058
Land | Mr. Theriot | Management
Property and Equipment [Line Items]
Payments to acquire productive assets	$ 200
Buildings and building improvements | Mr. Theriot | Management
Property and Equipment [Line Items]
Payments to acquire productive assets	$ 900
Antminer model S19j miners
Property and Equipment [Line Items]
Number of Equipment Sold | item	2,700
Proceeds from the sale of equipment	$ 6,400
Loss on sale of equipment	$ 5,300
Rockdale Facility Bitcoin Mining Facility Texas
Property and Equipment [Line Items]
Number of miners deployed at mining facility | item	112,944
Rockdale Facility Bitcoin Mining Facility Texas | Miners and mining equipment
Property and Equipment [Line Items]
Loss Contingency Loss In Period	$ 10,300
Insurance recoveries	7,500
Corsicana Facility Land Site
Property and Equipment [Line Items]
Area of land (in Acres) acquired | a		265
Consideration	10,100	$ 10,100
Anticipated gigawatt under development at site | GWh		1
Number of megawatts construction under initial phase of development of facility | MWh		400
Costs incurred for land	217,800
Initial development costs and equipment	203,000
Deposit for future power usage	$ 4,700
S19j Pro miners | Coinmint Facility, | Third Party Bitcoin Mining Company Counter Party
Property and Equipment [Line Items]
Number Of Miners Transferred In Exchange For Other Miners | item		5,700
Factory-New S19j Pro Miners | Rockdale Facility Bitcoin Mining Facility Texas | Third Party Bitcoin Mining Company Counter Party
Property and Equipment [Line Items]
Number Of Miners Transferred In Exchange For Other Miners | item		5,000